FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
SCHEDULE OF ASSETS AND LIABILITIES THAT ARE MEASURED AT FAIR VALUE ON A RECURRING BASIS

		Quoted Prices in	Significant Other	Significant Other
		Active Markets	Observable Inputs	Unobservable Inputs
December 31, 2024	Level	(Level 1)	(Level 2)	(Level 3)
Assets:
Investment held in Trust Account	1	$6,668,522	-	-
Liabilities:
Subscription Agreement loan	3	$-	-	$13,760,771
Loan and Transfer notes payable	3	$-	-	$465,722

		Quoted Prices in	Significant Other	Significant Other
		Active Markets	Observable Inputs	Unobservable Inputs
December 31, 2023	Level	(Level 1)	(Level 2)	(Level 3)
Assets:
Investment held in Trust Account	1	$19,901,169	-	-

SCHEDULE OF SUBSCRIPTION FINANCIAL LIABILITIES	The key inputs of the models used to value the Company’s Subscription Agreement loan were:
Inputs	December 31, 2024
Term Remaining	0.53
Share Price	$11.50
Risk-Free Rate	4.40%

SCHEDULE OF FAIR VALUE OF FINANCIAL LIABILITIES

The change in the fair value of Subscription Agreement loans measured using Level 3 inputs is summarized as follows:

Initial Subscription Agreement loans at March 5, 2024	$1,786,236
Change in fair value	11,974,535
Subscription Agreement loans at December 31, 2024	$13,760,771

SCHEDULE OF LOAN AND TRANSFER NOTE PAYABLE

The key inputs of the models used to value the Company’s Loan and Transfer notes payable as of December 31, 2024 were:

Inputs	December 31, 2024
Term Remaining	0.11
Share Price	$11.50
Risk-Free Rate	4.64%

SCHEDULE OF FAIR VALUE OF LOAN AND TRANSFER NOTE PAYABLE

The change in the fair value of Loan and Transfer notes payable measured using Level 3 inputs, for December 31, 2024 is summarized as follows:

Loan and Transfer notes payable at December 31, 2023	$12,384
Change in fair value	453,338
Loan and Transfer notes payable at December 31, 2024	$465,722

Parent Company [Member]
SCHEDULE OF ASSETS AND LIABILITIES THAT ARE MEASURED AT FAIR VALUE ON A RECURRING BASIS
		Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
June 30, 2025	Level	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Subscription financial liabilities	3	$—	—	$2,025,344
Convertible Notes	3	—	—	3,617,508
Loan and Transfer note payable	3	$—	—	$499,214
Forward Purchase Agreement liabilities	3	—	—	49,285

SCHEDULE OF SUBSCRIPTION FINANCIAL LIABILITIES	The key inputs of the models used to value the Company’s Subscription Agreement loans were:
Inputs	June 30, 2025
Term Remaining	0.13
Share Price	$0.27
Risk-Free Rate	4.28%

SCHEDULE OF FAIR VALUE OF FINANCIAL LIABILITIES

The change in the fair value of Subscription Agreement loans measured using Level 3 inputs is summarized as follows:

Balance, December 31, 2024	$-

Assumed in Business Combination	1,828,098
Debt extinguishment	(13,141)
Addition to principal	60,000

Change in fair value	150,387
Subscription Agreement loans at June 30, 2025	$2,025,344

SCHEDULE OF FAIR VALUE OF LOAN AND TRANSFER NOTE PAYABLE

The change in the fair value of Loan and Transfer notes payable measured using Level 3 inputs is summarized as follows:

Balance, December 31, 2024	$-
Assumed in Business Combination	499,214
Change in fair value	-
Subscription Agreement loans at June 30, 2025	$499,214

SCHEDULE OF CONVERTIBLE NOTES	The key inputs of the models used to value the Company’s convertible notes as of June 30, 2025 were:
Inputs	June 30, 2025
Term Remaining	0.64
Share Price	$0.27
Risk-Free Rate	12.66%

SCHEDULE OF FAIR VALUE OF THE CONVERTIBLE NOTES

The change in the fair value of the convertible notes measured using Level 3 inputs is summarized as follows:

Balance, December 31, 2024	$-
Fair value at issuance	3,000,000
Change in fair value	175,354
Convertible notes at March 31, 2025	3,175,354
Change in fair value	442,154
Convertible notes loans at June 30, 2025	$3,617,508

SCHEDULE OF FAIR VALUE OF THE FORWARD PURCHASE AGREEMENT

The change in the fair value of the forward purchase agreement measured using Level 3 inputs is summarized as follows:

Balance, December 31, 2024	$-
Assumed in Business Combination	49,034
Change in fair value	269
Forward purchase agreement at March 31, 2025	49,303
Change in fair value	(18)
Forward purchase agreement at June 30, 2025	$49,285